Debt - Summary of Components of Debt (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total debt unpaid principal balance, Amortized Cost	$ 3,454,669
Term Loan [Member] | 2013 Term Loan [Member]
Debt Instrument [Line Items]
Total debt unpaid principal balance, Amortized Cost	1,500,000
Term Loan [Member] | 2012 Term Loan [Member]
Debt Instrument [Line Items]
Total debt unpaid principal balance, Amortized Cost		691,250
Senior Notes [Member]
Debt Instrument [Line Items]
Total debt unpaid principal balance, Amortized Cost	575,000
4.5% Convertible Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Total debt unpaid principal balance, Amortized Cost	$ 290,000	$ 290,000